Derivative Financial Instruments and Off-balance sheet Financial Instruments - Counterparty credit exposure and other (Details) $ in Millions	Dec. 31, 2020 USD ($) counter-party
Credit Derivatives
Number of counter-parties | counter-party	3
Notional amount	$ 94
Credit exposure	3
Exposure, net of collateral	0
Gross liability fair value of contracts containing credit-risk-contingent features	8
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(3)
Collateral posted under MNAs for contracts containing credit-risk-contingent features	(5)
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$ 0
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Credit Derivatives
Number of counter-parties | counter-party	3
Notional amount	$ 94
Credit exposure	3
Exposure, net of collateral	$ 0